15. CONCESSION CONTRACT ASSETS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019		Jan. 02, 2019 [1]	Dec. 31, 2018
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Contract assets	R$ 4,980,000
Current	737,000
Non current	4,243,000
Restated [member]
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Contract assets		R$ 3,884,000			R$ 3,509,000
Current		576,000	[1]	R$ 482,000	482,000
Non current		3,307,000	[1]	R$ 3,026,000	3,026,000
Distribution - infrastructure assets under construction [member]
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Contract assets	1,142,000
Distribution - infrastructure assets under construction [member] | Restated [member]
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Contract assets		740,000			518,000
Gas - infrastructure assets under construction [member]
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Contract assets	94,000
Gas - infrastructure assets under construction [member] | Restated [member]
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Contract assets		68,000			81,000
Transmission - assets rrincorporated into the assets remuneration base [member]
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Contract assets	1,896,000
Transmission - assets rrincorporated into the assets remuneration base [member] | Restated [member]
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Contract assets		1,928,000			2,272,000
Transmission - assets remunerated by tariff [member]
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Contract assets	R$ 1,848,000
Transmission - assets remunerated by tariff [member] | Restated [member]
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Contract assets		R$ 1,147,000			R$ 637,000

[1]	For further details of restatement of comparative balances, see Note 2.8